Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 8,680	$ 46,592
Allowance for doubtful accounts	2,700	6,100
GST receivables	$ 9,542	$ 14,157